Risk Management Activities - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) agency	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 USD ($) agency	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Floating interest rates	23.00%	14.00%		23.00%	14.00%
Net increase (decrease) in borrowings under credit facilities	$ 143,000,000	$ (46,000,000)	$ 449,000,000
Target percentage, four year period	60.00%
Sensitivity analysis average	$ 0.03	0.03	0.03
Maximum credit exposure	$ 77,000,000	23,000,000
Number of credit rating agency | agency	1			1
Number of below investment grade ratings from credit rating agencies | agency	2			2
Debt maturing	$ 400,000,000
After-tax gain reclassified from AOCI to net earnings	196,000,000	102,000,000	(460,000,000)
Reclassification adjustment	4,000,000
Net unrealized loss	7,000,000	44,000,000	384,000,000
Losses on change in fair value of derivatives	63,000,000
Gains on foreign exchange and other derivatives		11,000,000	20,000,000
Unrealised loss on foreign exchange and other derivatives	(36,000,000)		(11,000,000)
Unrealised gains on foreign exchange and other derivatives		27,000,000
Net realised loss on change in fair value of derivatives	(27,000,000)	(16,000,000)
Net realized gains on foreign exchange and other derivatives			31,000,000
Collateral provided	124,000,000	145,000,000
Cash collateral	9,000,000	9,000,000
Additional collateral requirement	128,000,000	154,000,000
Surety Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	21,000,000	19,000,000
Letter of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	424,000,000	392,000,000
Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
After-tax gain reclassified from AOCI to net earnings	(28,000,000)
Recourse Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt maturing	666,000,000
Interest rate swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net increase (decrease) in borrowings under credit facilities	545,000,000	400,000,000
Net investment hedges | Long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				$ 300	$ 370
Commodity Price Risk - Proprietary Trading
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3,000,000	4,000,000	4,000,000
Commodity Price Risk - Generation
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8,000,000	23,000,000	97,000,000
Commodity Price Risk - Generation - Mark To Market Value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13,000,000	$ 16,000,000	$ 45,000,000
Commodity risk management | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Floating interest rates		14.00%			14.00%
Interest rate risk | Interest rate swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 190,000,000
Variable interest rate	0.321%
Weighted average interest rate	1.64%
Interest rate risk | TAPC Holdings LP bond (Poplar Creek)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 76,000,000	$ 86,000,000